DWS Tax-Exempt Portfolio Shareholder Fees	Apr. 30, 2025 USD ($)
DWS Tax Free Mony Fund Cl S [Member] | DWS Tax-Exempt Portfolio | DWS Tax-Free Money Fund Class S
Prospectus [Line Items]
Maximum Account Fee	$ 20